Financial risk management (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 12, 2022
Financial risk management (Details) [Line Items]
Borrowing rate					6.95%
Exchange rates		$ 1.35	$ 19.36
Fluctuation percentage	10.00%	10.00%	10.00%
Trade receivables	$ 0.6			$ 0.5
Recognized profit or loss
Gain amount	0.2			1.7
Credit Risk [Member] | Trade and Other Receivables [Member]
Financial risk management (Details) [Line Items]
Risk exposure associated with instrument	$ 5.6			$ 4.7
U.S. LIBOR [Member]
Financial risk management (Details) [Line Items]
Interest rate risk	7.00%	7.00%	7.00%
U.S. SOFR [Member]
Financial risk management (Details) [Line Items]
Interest rate risk	4.00%	4.00%	4.00%
Minimum [Member]
Financial risk management (Details) [Line Items]
Estimated value percentage	85.00%	85.00%	85.00%
Borrowing rate	5.00%
Maximum [Member]
Financial risk management (Details) [Line Items]
Estimated value percentage	100.00%	100.00%	100.00%
Borrowing rate	16.00%